Note 2 - Allowance for Doubtful Accounts for Trade Accounts Receivable	12 Months Ended
Oct. 31, 2018
Notes to Financial Statements
Allowance for Doubtful Accounts for Trade Accounts Receivable Disclosure [Text Block]
(2)	Allowance for Doubtful Accounts for Trade Accounts Receivable

A summary of changes in the allowance for doubtful accounts for trade accounts receivable for the years ended
October
31,
2018,
2017
and
2016
follows:

	Years ended October 31,
	2018	2017	2016
Balance at beginning of year	$87,446	$74,266	$63,011
Bad debt expense (recovery)	(18,455)	21,569	11,255
Losses charged to allowance	(4,749)	(8,389)	—
Balance at end of year	$64,242	$87,446	$74,266